Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Income Tax Disclosure [Abstract]
Provision computed at federal statutory rate	21.00%	21.00%	21.00%
States taxes, net of federal benefit	3.70%	2.40%	2.40%
Foreign rate differential	(2.20%)	(0.80%)	(1.00%)
Revaluation gain/loss	0.90%	(5.00%)	0.10%
Tax credits	2.50%	2.30%	2.00%
Change in valuation allowance	(27.30%)	(21.30%)	(23.90%)
Other	(0.20%)	0.50%	(0.70%)
Effective tax rate	(1.60%)	(0.90%)	(0.10%)